Debt instruments	12 Months Ended
Dec. 31, 2017
Debt instruments [Abstract]
Debt instruments

7. Debt instruments

The breakdown, by classification, type and currency, of the balances of “Debt instruments” is as follows:

Thousand of reais	2017	2016	2015

Classification:
Financial assets held for trading	34,879,681	59,994,946	25,193,598
Other Financial assets designated at fair value through profit or loss	1,658,689	1,668,749	1,506,570
Financial assets - available-for-sale	84,716,747	55,829,572	67,103,274
Investments Held-to-Maturity	10,214,454	10,048,761	10,097,836
Loans and receivables	17,616,515	16,283,259	11,812,701
Of which:
Debt Instruments	20,400,082	17,838,162	11,957,161
Impairment losses	(2,783,567)	(1,554,903)	(144,460)
Total	149,086,086	143,825,287	115,713,979

Type:
Government securities - Brazil (1)	122,362,389	122,971,854	93,439,724
Debentures and Promissory notes	12,097,230	12,922,763	11,967,222
Other debt securities	14,626,467	7,930,670	10,307,033
Total	149,086,086	143,825,287	115,713,979

Currency:
Brazilian Real	137,420,134	134,037,665	109,836,568
US dollar	11,665,952	9,107,513	5,111,982
Euro	-	680,109	765,429
Total	149,086,086	143,825,287	115,713,979

(1) Includes, substantially, National Treasury Bills (LTN), Treasury Bills (LFT) e National Treasury Notes (NTN-A, NTN-B, NTN-C e NTN-F).

The Debts Instruments are composed, mainly, of R$77,781,728  (2016 - R$71,810,310 and 2015 - R$58,958,355) of debt securities relating to repurchase agreements, R$2,305,158 (2016 - R$3,044,896 and 2015 - R$6,216,315) to compulsory deposits in Central Bank, R$6,273,561 (2016 - R$6,221,046 and 2015 - R$10,197,025) to guarantee of B3 S.A. - Brasil, Bolsa, Balcão (B3 S.A.) (Current Company Name of BM&FBovespa - Bolsa de Valores, Mercadorias e Futuros (BM&FBovespa)) transactions and R$4,473,298 (2016 - R$5,358,604 and 2015 -  R$4,939,160) to escrow deposits and other guarantee.

Note 45-d contains a detail of the residual maturity periods of available-for-sale financial assets and of loans and receivables.